As filed with the Securities and Exchange
Commission on August 24, 2011
1933 Act File No. 333-125838
1940 Act File No. 811-21777

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 34
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
AMENDMENT NO. 36
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK FUNDS III
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE
(617) 663-2999
THOMAS M. KINZLER, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ.
K & L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☑ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on (date) pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Exhibit Index

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 24th day of August 2011.

JOHN HANCOCK FUNDS III
By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Keith F. Hartstein Keith F. Hartstein	President and Chief Executive Officer	August 24, 2011

/s/ Charles A. Rizzo Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	August 24, 2011

/s/James F. Carlin* James F. Carlin	Trustee	August 24, 2011

/s/William H. Cunningham* William H. Cunningham	Trustee	August 24, 2011

/s/Deborah C. Jackson* Deborah C. Jackson	Trustee	August 24, 2011

/s/Charles L. Ladner* Charles L. Ladner	Trustee	August 24, 2011

/s/Stanley Martin* Stanley Martin	Trustee	August 24, 2011

/s/Patti McGill Peterson* Patti McGill Peterson	Trustee	August 24, 2011

/s/ Hugh McHaffie* Hugh McHaffie	Trustee	August 24, 2011

/s/John A. Moore* John A. Moore	Trustee	August 24, 2011

/s/Steven R. Pruchansky* Steven R. Pruchansky	Trustee	August 24, 2011

/s/Gregory A. Russo* Gregory A. Russo	Trustee	August 24, 2011

/s/John G. Vrysen* John G. Vrysen	Trustee	August 24, 2011

*By: Power of Attorney

By:	/s/ Nicholas J. Kolokithas Nicholas J. Kolokithas	August 24, 2011
Attorney-in-Fact

*	Pursuant to Power of Attorney filed with Post -Effective Amendment No. 29 to the Trust’s Registration Statement on December 23, 2010.

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document